COMMON STOCK AND CONVERTIBLE PREFERRED STOCK (Details) - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Shares Authorized	1,000,000	1,000,000
Shares issued and outstanding		4,581,404	3,672,129
Airspan [Member]
Class of Stock [Line Items]
Shares Authorized	9,293,156	9,293,156	7,862,263
Shares issued and outstanding	4,594,410	4,581,404
Convertible Preferred Stock Series B [Member]
Class of Stock [Line Items]
Shares Authorized		72,123,000
Shares issued and outstanding			72,123,000
Convertible Preferred Stock Series B [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Authorized	72,123,000
Shares issued and outstanding
Convertible Preferred Stock Series B 1 [Member]
Class of Stock [Line Items]
Shares Authorized		72,123
Shares issued and outstanding		72,123
Convertible Preferred Stock Series B 1 [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Authorized	72,123
Shares issued and outstanding	72,123	72,123
Convertible Preferred Stock Series C [Member]
Class of Stock [Line Items]
Shares Authorized		416,667
Shares issued and outstanding			416,667
Convertible Preferred Stock Series C [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Authorized	416,667
Shares issued and outstanding
Convertible Preferred Stock Series C 1 [Member]
Class of Stock [Line Items]
Shares Authorized		416,667
Shares issued and outstanding		416,667
Convertible Preferred Stock Series C 1 [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Authorized	416,667
Shares issued and outstanding	416,667	416,667
Convertible Preferred Stock Series D [Member]
Class of Stock [Line Items]
Shares Authorized		2,142,050
Shares issued and outstanding		1,080,993	1,450,993
Convertible Preferred Stock Series D [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Authorized	2,142,050
Shares issued and outstanding	1,080,993	1,080,993
Convertible Preferred Stock Series D 1 [Member]
Class of Stock [Line Items]
Shares Authorized		487,805
Shares issued and outstanding		325,203	325,203
Convertible Preferred Stock Series D 1 [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Authorized	487,805
Shares issued and outstanding	325,203	325,203
Convertible Preferred Stock Series D 2 [Member]
Class of Stock [Line Items]
Shares Authorized		2,142,050
Shares issued and outstanding		370,000
Convertible Preferred Stock Series D 2 [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Authorized	2,142,050
Shares issued and outstanding	370,000	370,000
Senior Convertible Preferred Stock Series E [Member]
Class of Stock [Line Items]
Shares Authorized		1,008,742
Shares issued and outstanding		615,231	615,231
Senior Convertible Preferred Stock Series E [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Authorized	1,008,742
Shares issued and outstanding	615,231	615,231
Senior Convertible Preferred Stock Series E 1 [Member]
Class of Stock [Line Items]
Shares Authorized		659,310
Shares issued and outstanding		393,511	393,511
Senior Convertible Preferred Stock Series E 1 [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Authorized	659,310
Shares issued and outstanding	393,511	393,511
Senior Convertible Preferred Stock Series F [Member]
Class of Stock [Line Items]
Shares Authorized		398,401
Shares issued and outstanding		352,076	352,076
Senior Convertible Preferred Stock Series F [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Authorized	398,401
Shares issued and outstanding	352,076	352,076
Senior Convertible Preferred Stock Series F 1 [Member]
Class of Stock [Line Items]
Shares Authorized		46,325
Shares issued and outstanding		46,325	46,325
Senior Convertible Preferred Stock Series F 1 [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Authorized	46,325
Shares issued and outstanding	46,325	46,325
Senior Convertible Preferred Stock Series G [Member]
Class of Stock [Line Items]
Shares Authorized		740,987
Shares issued and outstanding		740,987
Senior Convertible Preferred Stock Series G [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Authorized	740,987
Shares issued and outstanding	740,987	740,987
Senior Convertible Preferred Stock Series G 1 [Member]
Class of Stock [Line Items]
Shares Authorized		202,100
Shares issued and outstanding
Senior Convertible Preferred Stock Series G 1 [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Authorized	202,100
Shares issued and outstanding
Senior Convertible Preferred Stock Series H [Member]
Class of Stock [Line Items]
Shares Authorized		487,806
Shares issued and outstanding		168,288
Senior Convertible Preferred Stock Series H [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Authorized	487,806
Shares issued and outstanding	181,294	168,288